FINANCIAL RISK MANAGEMENT - Narrative (Details) bbl in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) oz bbl	Dec. 31, 2019 USD ($) oz	Dec. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Ounces of gold purchased for collars | oz	57,000	0
Borrowings	$ 5,155	$ 5,536	$ 5,738
Debt to total capitalization ratio, actual	0.00
Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Volume of fuel consumed in production process (in barrels) | bbl	4
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change in risk variable, percent	1.00%
Reasonably possible change in risk variable, impact on equity	$ 30	18
Interest rate risk | Borrowings | Variable rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	100
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Borrowings	5,200	5,500
Debt net of cash and equivalents	(33)	$ 2,200
Undrawn borrowing facilities	$ 3,000
Required ratio of debt to total capitalization	0.60